Quarterly Holdings Report
for
Fidelity® Arizona Municipal Income Fund
May 31, 2026
AZI-NPRT3-0726
1.802196.122
Municipal Securities - 97.5%
	Principal Amount (a)	Value ($)
Arizona - 95.3%
Education - 16.3%
Arizona St Univ Revs Series 2019A, 5% 7/1/2040	510,000	533,790
Arizona St Univ Revs Series 2020 A, 5% 7/1/2039	390,000	414,785
Arizona St Univ Revs Series 2020 A, 5% 7/1/2043	2,925,000	3,074,115
Arizona St Univ Revs Series 2025A, 5% 7/1/2042	375,000	412,197
Glendale Ariz Indl Dev Auth Rev (Midwestern University Arizona Proj.) Series 2025, 5% 5/15/2037	2,000,000	2,234,449
Mcallister Academic Vlg AZ LLC 5% 7/1/2037 (Arizona St Univ Revs Guaranteed)	2,000,000	2,002,402
Mcallister Academic Vlg AZ LLC 5% 7/1/2038 (Arizona St Univ Revs Guaranteed)	3,850,000	3,854,385
Northern AZ Univ Revs Series 2020 B, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,060,916
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2036	1,175,000	1,193,814
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2042	1,500,000	1,499,637
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	1,385,000	1,517,501
University AZ Univ Revs Series 2020 C, 5% 8/1/2028	900,000	944,386
University AZ Univ Revs Series 2025A, 5% 6/1/2031	1,800,000	1,988,996
TOTAL EDUCATION		20,731,373
Electric Utilities - 6.7%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	3,000,000	3,184,620
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2035	395,000	423,390
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2037	880,000	937,930
Salt River Proj AZ Agric & Pwr Series 2023 A, 5% 1/1/2047	295,000	309,496
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	1,500,000	1,576,707
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,705,000	1,795,841
Salt River Proj AZ Agric & Pwr Series 2024 A, 5% 1/1/2049	260,000	272,870
TOTAL ELECTRIC UTILITIES		8,500,854
Escrowed/Pre-Refunded - 0.3%
Arizona Health Facs Auth Rev SPMUV7DM INDEX x 0.81%, 3.31% tender 1/1/2037 (c)(d)	460,000	460,000
General Obligations - 29.4%
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2035	500,000	541,172
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2036	500,000	538,827
Arizona Game & Fish Dept & Commission 5% 7/1/2032	470,000	475,983
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2029 (Assured Guaranty Inc Insured)	425,000	453,682
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2031 (Assured Guaranty Inc Insured)	700,000	772,080
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2032 (Assured Guaranty Inc Insured)	800,000	893,952
Glendale AZ Union High Sch Dst 4% 7/1/2038 (Assured Guaranty Inc Insured)	1,000,000	1,019,891
Glendale AZ Union High Sch Dst 4% 7/1/2039 (Assured Guaranty Inc Insured)	1,000,000	1,016,548
Glendale AZ Union High Sch Dst Series 2024A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	500,000	569,574
Glendale AZ Usd #40 Series 2021B, 2% 7/1/2035 (Assured Guaranty Inc Insured)	2,050,000	1,701,065
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	180,000	169,579
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	500,000	486,292
Marana Uni Sch Dist No 6 5% 7/1/2043 (Assured Guaranty Inc Insured)	500,000	538,448
Maricopa Cnty AZ Sch Dist #28 Kyrene Elem 5% 7/1/2037	1,000,000	1,040,035
Maricopa Cnty AZ Sch Dist #3 Tempe Elem Series 2024 A, 5% 7/1/2039	400,000	444,050
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,300,000	1,425,515
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	1,000,000	1,036,048
Maricopa County Unified School District #80 Series 2021 B, 3% 7/1/2038	400,000	368,666
Paradise Valley AZ Uni Sch Dist No 69 Series 2020 SECOND, 3% 7/1/2034	265,000	262,603
Paradise Valley AZ Uni Sch Dist No 69 Series 2022, 5% 7/1/2031	105,000	116,600
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2036	1,500,000	1,694,572
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2032	1,180,000	1,235,526
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2034	585,000	609,954
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	750,000	818,461
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2042 (Assured Guaranty Inc Insured)	875,000	948,770
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2026 B, 5% 7/1/2039	1,535,000	1,720,641
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	340,000	368,124
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	225,000	246,493
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	150,000	166,290
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	225,000	251,929
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	275,000	309,283
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	275,000	311,088
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	625,000	702,240
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	1,000,000	1,039,785
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	2,910,000	3,067,997
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	3,000,000	3,190,253
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2034	350,000	360,544
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2033	3,015,000	3,085,107
Scottsdale Gen. Oblig. 4% 7/1/2032	400,000	404,978
Tolleson AZ Uni High Sch Dist No 214 5% 7/1/2031	350,000	359,160
Tolleson AZ Uni High Sch Dist No 214 Series 2025, 5% 7/1/2041	1,400,000	1,545,495
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,099,368
TOTAL GENERAL OBLIGATIONS		37,406,668
Health Care - 17.4%
Arizona Health Facs Auth Rev (Banner Health System Proj.) SPMUV7DM INDEX + 0.81%, 3.31% tender 1/1/2037 (c)(d)	495,000	495,030
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	1,160,000	932,040
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2050	2,005,000	1,756,931
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2040	700,000	730,739
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 2.8% 2/1/2048, LOC TD Bank NA VRDN (c)	555,000	555,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019B, 2.8% 2/1/2048, LOC TD Bank NA VRDN (c)	200,000	200,000
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2035	200,000	201,870
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2036	355,000	357,787
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	904,483
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 4% 7/1/2028	165,000	164,967
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2033	435,000	438,021
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	1,000,000	866,148
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2033	275,000	284,960
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2034	680,000	703,133
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2029	310,000	324,068
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	3,000,000	2,136,008
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	1,500,000	1,297,644
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,000,000	2,244,716
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	1,000,000	929,759
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2037	415,000	413,179
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	3,000,000	2,639,795
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	1,000,000	860,483
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) 5% 8/1/2036	1,305,000	1,307,531
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 4% 8/1/2043	350,000	328,106
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Inc Insured)	1,000,000	1,088,495
TOTAL HEALTH CARE		22,160,893
Housing - 1.6%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	1,000,000	990,316
Phoenix AZ Indl Rev Auth Mfh Series 2025, 3.1% tender 2/1/2059 (c)	1,000,000	1,000,971
TOTAL HOUSING		1,991,287
Industrial Development - 2.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (c)(e)	3,000,000	3,036,893
Special Tax - 7.2%
Bullhead City Ariz Excise Taxes Rev 2.3% 7/1/2041	1,000,000	780,693
Bullhead City Ariz Excise Taxes Rev 2.55% 7/1/2046	3,000,000	2,167,515
Chandler Ariz Excise Tax Rev Series 2015, 3% 7/1/2034	300,000	298,135
Glendale Ariz Sr Excise Tax Rev Series 2025, 5% 7/1/2030	350,000	382,483
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (f)	2,000,000	2,409,665
Phoenix-Mesa Gateway Arpt Auth Ariz Spl Fac Rev 5% 7/1/2027 (e)	275,000	275,120
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2030	235,000	256,684
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2037	135,000	152,141
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2038	240,000	268,946
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2039	250,000	278,606
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2040	350,000	387,895
Tempe AZ Excise Tax Rev 5% 7/1/2028	315,000	315,648
Tempe AZ Excise Tax Rev 5% 7/1/2029	500,000	501,028
Tempe AZ Excise Tax Rev 5% 7/1/2030	325,000	325,666
Tempe AZ Excise Tax Rev 5% 7/1/2031	375,000	375,755
TOTAL SPECIAL TAX		9,175,980
Transportation - 8.0%
Arizona St Transn Brd Series 2017A, 5% 7/1/2031	385,000	393,910
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	185,000	197,428
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2035	1,000,000	1,054,062
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2031	2,000,000	2,046,292
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2035 (e)	2,425,000	2,465,684
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 4% 7/1/2037 (e)	1,750,000	1,739,907
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (e)	280,000	293,450
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2030 (e)	2,000,000	2,150,085
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (e)	25,000	25,462
TOTAL TRANSPORTATION		10,366,280
Water & Sewer - 6.0%
Central Ariz Wtr Consv Dist Wtr Delivery O&M Rev 5% 1/1/2036	500,000	501,118
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,420,000	1,615,704
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2040	100,000	91,761
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2040	495,000	462,520
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2041	885,000	817,956
Mesa AZ Util Sys Rev Series 2019A, 5% 7/1/2043	2,015,000	2,089,298
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	1,000,000	1,024,690
Phoenix AZ Cvc Imp Cor Wstwtr 5% 7/1/2033	1,000,000	1,001,886
TOTAL WATER & SEWER		7,604,933
TOTAL ARIZONA		121,435,161
Guam - 0.8%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	630,000	677,661
Water & Sewer - 0.2%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2031	275,000	296,262
TOTAL GUAM		973,923
Puerto Rico - 1.0%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	435,874	317,640
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	150,000	157,627
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	365,000	395,096
TOTAL GENERAL OBLIGATIONS		870,363
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	50,000	45,027
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	260,000	263,821
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	95,000	100,352
TOTAL HEALTH CARE		409,200
TOTAL PUERTO RICO		1,279,563
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	215,000	236,671
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	335,000	361,167
TOTAL VIRGIN ISLANDS		597,838
TOTAL MUNICIPAL SECURITIES (Cost $125,299,549)		124,286,485

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $1,526,492)	2.01	1,526,187	1,526,492

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $126,826,041)	125,812,977
NET OTHER ASSETS (LIABILITIES) - 1.3%	1,656,119
NET ASSETS - 100.0%	127,469,096

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,511,042	14,820,188	14,804,738	27,587	-	-	1,526,492	1,526,187	0.0%
Total	1,511,042	14,820,188	14,804,738	27,587	-	-	1,526,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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